EARNINGS (LOSS) PER COMMON SHARE	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER COMMON SHARE

NOTE 3 – EARNINGS (LOSS) PER COMMON SHARE

The Company computes earnings per share in accordance with ASC Topic 260, Earnings per Share (“ASC 260”), which requires earnings per share for each class of stock (common stock and participating preferred stock) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of common stock and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between common shareholders and other security holders based on their respective participation rights in undistributed earnings.

Basic earnings per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of basic common stock outstanding. The Company’s Series F convertible preferred stock, which was convertible into shares of the Company’s common stock at any time and from time to time from and after the issue date, and the Company’s Series F warrants, were classified as participating securities in accordance with ASC 260. Net income allocated to the holders of Series F convertible preferred stock and Series F warrants was calculated based on the shareholders’ proportionate share of weighted average shares of common stock outstanding on an if-converted basis.

For purposes of determining diluted earnings per common share, basic earnings per common share was further adjusted to include the effect of potential dilutive common shares outstanding, including unvested restricted stock using the more dilutive of either the two-class method or the treasury stock method, and Series G and G-1 Preferred Stock using the if-converted method. Stock options and warrants that were out-of-the-money were not included in the denominator for the calculation diluted EPS. Under the two-class method of calculating diluted earnings per share, net income is reallocated to common stock, the Series F Preferred stock, the Series F warrants, and all dilutive securities based on the contractual participating rights of the security to share in the current earnings as if all of the earnings for the period had been distributed. In the computation of diluted earnings per share, the if-converted method for the Series F Preferred Stock resulted in a more dilutive earnings per share than the two-class method. As such, the if-converted method was utilized for the calculation of diluted EPS.

On June 24, 2022, the Company effected the Reverse Stock Split. As required in accordance with GAAP, all share and earnings per share information in this Quarterly Report on Form 10-Q, including those noted below have been retroactively adjusted to reflect the Reverse Stock Split.

The following table sets forth the components used in the computation of basic and diluted income per share:

	Three Months Ended		Nine Months Ended
	October 1, 2022	October 2, 2021	October 1, 2022	October 2, 2021
Numerator:
Net Income (Loss)	$1,032	$8,713	$(3,556)	$14,873
Less: Dividends paid to Series A preferred shareholders	-	-	-	-
Less: Dividends paid to Series E, E-1, G, G-1 preferred shareholders	-	(83)	-	(795)
Less: Deemed dividend	-	-	-	(1,798)
Less: Net income allocated to participating equity	-	(1,077)	-	(1,763)
Net Income (Loss) Attributable to Common Equity	$1,032	$7,553	$(3,556)	$10,517
Effect of dilutive securities:
Add: Dividends paid to Series E, E-1, G, G-1 preferred shareholders		83		795
Net income available to common and preferred shareholders for diluted earnings per share		$7,636		$11,312

Denominator:
Weighted average basic common shares outstanding	2,401,961	1,079,050	1,980,398	737,729
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)	—	25,433	—	103,775
Total weighted average common shares outstanding if preferred shares converted to common shares	2,401,961	1,104,483	1,980,398	841,064
Effect of dilutive securities:		—		—
Restricted shares		3,426		3,426
Weighted average diluted shares outstanding		1,107,910		8,44,929

Earnings (loss) per common share:
Basic	$0.43	$7.00	$(1.80)	$14.26
Diluted	$0.43	$6.89	$(1.80)	$13.40

NOTE 3 – EARNINGS (LOSS) PER COMMON SHARE

The Company computes earnings per share in accordance with ASC Topic 260, Earnings per Share (“ASC 260”), which requires earnings per share for each class of stock (common stock and participating preferred stock) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of common stock and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between common shareholders and other security holders based on their respective participation rights in undistributed earnings.

Basic earnings per common share are computed by dividing income or loss available to common stockholders by the weighted average number of shares of basic common stock outstanding. The Company’s Series F Convertible Preferred Stock, which is convertible into shares of the Company’s common stock at any time and from time to time from and after the issue date, and the Company’s Series F warrants, are classified as participating securities in accordance with ASC 260. Net income allocated to the holders of Series F convertible preferred stock and Series F warrants is calculated based on the shareholders’ proportionate share of weighted average shares of common stock outstanding on an if-converted basis.

For purposes of determining diluted earnings per common share, basic earnings per common share is further adjusted to include the effect of potential dilutive common shares outstanding, including warrants and unvested restricted stock using the more dilutive of either the two-class method or the treasury stock method, and Series G and G-1 Preferred Stock using the if-converted method. Stock options and warrants that are out-of-the-money are not included in the denominator for the calculation diluted EPS. Under the two-class method of calculating diluted earnings per share, net income is reallocated to common stock, the Series F Preferred stock, the Series F warrants, and all dilutive securities based on the contractual participating rights of the security to share in the current earnings as if all of the earnings for the period had been distributed. In the computation of diluted earnings per share, the if-converted method for the Series F Preferred Stock resulted in a more dilutive earnings per share than the two-class method. As such, the if-converted method was utilized for the calculation of diluted EPS. Due to the use of the treasury stock method, the warrants and options outstanding are anti-dilutive in our calculation of diluted EPS.

On June 30, 2021 and June 24, 2022, the Company effected a one-for-six reverse stock split and one-for-ten reverse stock split, respectively. As required in accordance with GAAP, all share and earnings per share information noted below have been retroactively adjusted to reflect the reverse stock split.

The following table sets forth the components used in the computation of basic and diluted income per share:

	Fiscal 2021	Fiscal 2020
Numerator:
Net Income (Loss)	$8,158	$(15,642)

Dividends - Series A Preferred Stock - related party	-	125
Dividends - Series E Preferred Stock - related party	319	2,472
Dividends - Series E-1 Preferred Stock - related party	192	756
Dividends - Series G Preferred Stock - related party	166	-
Dividends - Series G-1 Preferred Stock - related party	118	-
Deemed Dividend	1,798	4,690

Net Income (Loss) Attributable to Common Equity	$5,565	$(23,685)

Less: Net income allocated to participating equity	(2,395)	-
Net income (loss) available to common shareholders for basic earnings per share	3,170	(23,685)
Effect of dilutive securities:
Add: Dividends paid to Series E, E-1, G, G-1 preferred shareholders	795
Net income (loss) available to commons and preferred shareholders for diluted earnings per share	$3,965

Denominator:
Weighted average basic common shares outstanding	952,207	149,515
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)	104,387	—
Total weighted average common shares outstanding if preferred shares converted to common shares	1,056,594	149,515
Effect of dilutive securities:	—
Restricted shares	5,947
Weighted average diluted shares outstanding	1,062,541

Income per common share:
Basic	$3.30	$(158.40)
Diluted	$3.70	(158.40)